UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05740 )

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CGIC -- Capital Guaranty Insurance Corporation
CIFG -- CIFG Assurance North America, Inc.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (148.4%)(a)
		Principal
	Rating(RAT)	amount	Value

Alabama (0.5%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	B	$950,000	$971,537
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	650,000	668,252
			1,639,789

Arizona (3.5%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	1,000,960
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	1,000,000	1,122,510
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B+/P	1,800,000	1,967,256
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	480,000	501,950
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	3,000,000	3,071,940
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	2,000,000	2,071,260
Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon
Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	815,000	787,975
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	1,000,000	1,080,490
			11,604,341

Arkansas (3.0%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	4,600,000	4,983,272
Baxter Cnty., Hosp. Rev. Bonds, 5s, 9/1/22	Baa2	750,000	753,773
Independence Cnty., Poll. Control Rev. Bonds (Entergy
AR, Inc.), 5s, 1/1/21	A-	1,000,000	1,011,560
Little Rock G.O. Bonds (Cap. Impt.), FSA, 3.95s, 4/1/19	Aaa	565,000	558,570
Springdale, Sales & Use Tax Rev. Bonds, FSA
4.05s, 7/1/26	Aaa	1,000,000	993,320
4s, 7/1/27	Aaa	925,000	918,581
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/25	Baa2	500,000	502,480
			9,721,556

California (11.5%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
6.2s, 10/1/27	BBB-	345,000	352,901
CA Hlth. Fac. Fin. Auth. Rev. Bonds
AMBAC, 5.293s, 7/1/17	Aaa	3,400,000	3,403,570
(CA-NV Methodist), 5s, 7/1/26	A+	500,000	507,885
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	1,000,000	1,023,740
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/27	Baa2	2,250,000	2,270,093
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,200,000	1,224,024
CA Statewide Cmntys., Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	3,950,000	3,973,779
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. B, 4 7/8s, 10/1/31	BBB-	1,500,000	1,471,710
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	395,000	389,731
5s, 9/2/30	BB+/P	250,000	246,288
Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No.

08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	1,250,000	1,286,725
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven)
5 7/8s, 9/1/34	BB/P	300,000	312,030
5.8s, 9/1/28	BB/P	300,000	312,693
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	1,065,000	1,083,851
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	10,775,000	118,525
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No.
10), 5 7/8s, 9/1/28 (Prerefunded)	BB/P	750,000	796,208
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	770,000	714,183
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03-A1, 6 3/4s, 6/1/39 (Prerefunded)	Aaa	850,000	974,661
Ser. B, FHLMC Coll., 5 5/8s, 6/1/38 (Prerefunded)	Aaa	2,500,000	2,721,375
Ser. A-1, 5s, 6/1/33	BBB	1,000,000	934,010
Ser. 03 A-1, 5s, 6/1/21 (Prerefunded)	AAA	85,000	85,888
Ser. A-1, 4 1/2s, 6/1/27	BBB	1,930,000	1,825,645
Jurupa, Cmnty. Svcs. Dist. Special Tax (Dist. No. 19
Eastvale), 5s, 9/1/27	BB/P	500,000	491,340
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2
The Oaks Impt. Area A), 6s, 9/1/34	BB+/P	1,100,000	1,137,037
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	650,000	661,388
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	BB-/P	850,000	854,565
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1
-Westpark)
5 1/4s, 9/1/25	BB/P	315,000	318,292
5 1/4s, 9/1/17	BB/P	985,000	1,009,054
Roseville, Cmnty. Fac. Special Tax Bonds
(Dist. No. 1 - Fiddyment Ranch), 5s, 9/1/18	BB/P	675,000	673,839
(Dist. No. 1), 5s, 9/1/14	BB/P	400,000	403,780
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB/P	1,250,000	1,322,925
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	500,000	529,860
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	2,455,000	2,457,381
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	2,960,000	1,791,925
			37,680,901

Colorado (2.5%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	200,000	204,998
(Evangelical Lutheran), 5 1/4s, 6/1/23	A3	1,000,000	1,037,100
(Evangelical Lutheran), 5 1/4s, 6/1/21	A3	660,000	684,004
(Evangelical Lutheran), 5s, 6/1/29	A3	420,000	422,054
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser. B
zero %, 9/1/35 (Prerefunded)	Aaa	15,500,000	2,088,935
zero %, 9/1/34 (Prerefunded)	Aaa	16,500,000	2,399,265
Denver, City & Cnty. Arpt. Rev. Bonds, Ser. D, AMBAC,
7 3/4s, 11/15/13	Aaa	1,050,000	1,162,655
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B	225,000	219,461
			8,218,472

Connecticut (2.1%)
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser.
V-2, 3.62s, 7/1/36	VMIG1	7,000,000	7,000,000

Delaware (0.9%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-3,
5.3s, 10/31/39	A3	2,500,000	2,515,475
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	350,000	358,754
			2,874,229

District of Columbia (0.6%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/4s,
5/15/24	BBB	1,785,000	1,873,804

Florida (11.2%)
CFM Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6 1/4s,
5/1/35	BB-/P	1,470,000	1,546,190
Clearwater Cay, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 1/2s, 5/1/37	BB-/P	1,600,000	1,598,688
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. A, 6 1/8s, 5/1/34	BB/P	475,000	496,114
Ser. B, 5s, 11/1/07	BB/P	10,000	9,998
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,500,000	1,587,990
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A,
6.05s, 10/1/22	BBB/F	770,000	791,676
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, Ser. B, 7 3/8s, 5/1/31 (Prerefunded)	AAA	750,000	825,128
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds
(Stoneybrook), 5 1/2s, 7/1/08	BB+/P	20,000	20,045

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/21	BBB+	3,200,000	3,276,960
Heritage Harbor, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	475,000	513,974
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	115,000	114,270
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth.), Ser. A, 5s, 11/15/21	A1	1,000,000	1,017,570
(Hosp. Adventist Hlth.), Ser. A, 5s, 11/15/20	A1	1,000,000	1,021,010
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	1,215,000	1,245,752
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	BB+	600,000	589,368
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Alliance Cmnty.), Ser. C, 5 1/2s, 11/15/29
(Prerefunded)	AAA	1,000,000	1,045,960
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	475,000	461,980
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	1,000,000	984,190
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba1	1,335,000	1,452,654
North Springs, Impt. Dist. Special Assmt. Rev. Bonds
(Parkland Golf Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	245,000	243,555
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm
Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	975,000	1,003,051
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	1,000,000	1,006,680
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	1,485,000	1,545,737
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	BB-/P	900,000	901,917
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2,
5 3/8s, 5/1/13	BB-/P	2,500,000	2,480,925
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded)	Aaa	1,500,000	1,594,710
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	485,000	489,913
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A,
5 1/4s, 5/1/39	BB-/P	1,150,000	1,060,162
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	1,975,000	2,006,501
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	325,000	319,303
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	750,000	737,573
Ser. B, 5s, 11/1/13	BB-/P	475,000	468,958
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds
Ser. A, 5 5/8s, 5/1/37	BB-/P	725,000	733,773
Ser. B, 5 1/8s, 11/1/12	BB-/P	765,000	757,702
Westchester Cmnty. Dev. Dist. No. 1 Special Assmt.
(Cmnty. Infrastructure), 6 1/8s, 5/1/35	BB-/P	1,250,000	1,302,688
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser.
A-1
6 1/2s, 5/1/36	BB-/P	950,000	1,001,196
6 1/4s, 5/1/22	BB-/P	530,000	555,080
			36,808,941

Georgia (1.6%)
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	B+/P	425,000	441,724
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,365,698
GA Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s,
8/1/10	Aaa	1,400,000	1,401,806
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	375,000	368,171
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,750,000	1,759,048
			5,336,447

Hawaii (0.5%)
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,565,000	1,651,044

Idaho (0.7%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	670,000	672,600
Madison Cnty., Hosp. COP, 5 1/4s, 9/1/20	BBB-	1,480,000	1,485,239
			2,157,839

Illinois (4.2%)
Chicago, G.O. Bonds, Ser. A, AMBAC
5 5/8s, 1/1/39 (Prerefunded)	Aaa	3,395,000	3,657,467
5 5/8s, 1/1/39	Aaa	105,000	111,717
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	BB-/P	100,000	102,489
5.4s, 3/1/16	BB-/P	260,000	262,980
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth.

Syst./Sunbelt Obligation), 5.65s, 11/15/24
(Prerefunded)	A1	3,250,000	3,407,755
IL Fin. Auth. Rev. Bonds
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	1,037,650
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	601,464
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	250,000	243,205
IL Hlth. Fac. Auth. Rev. Bonds (St. Benedict), Ser.
03A-1, 6.9s, 11/15/33	B+	500,000	537,235
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,
5s, 1/1/23	Aaa	3,750,000	3,931,163
			13,893,125

Indiana (1.0%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/28	BBB-/F	375,000	373,616
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,500,000	2,564,325
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	473,023
			3,410,964

Iowa (2.9%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	2,510,000	3,014,786
Ser. A, 5 1/4s, 7/1/17	BBB-	1,040,000	1,077,378
Ser. A, 5s, 7/1/19	BBB-	1,840,000	1,858,363
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	200,000	205,306
6s, 11/15/24	BB/P	200,000	202,954
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	750,000	738,285
Ser. B, zero %, 6/1/34	BBB	2,250,000	2,283,210
			9,380,282

Kansas (0.4%)
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.)
5s, 10/1/17	A1	500,000	520,650
5s, 10/1/16	A1	605,000	631,318
5s, 10/1/15	A1	250,000	261,223
			1,413,191

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A
6 1/2s, 10/1/20	A-/F	1,040,000	1,107,392
6 1/2s, 10/1/20 (Prerefunded)	AAA/P	675,000	735,386
			1,842,778

Louisiana (1.6%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(Hlth. Care - St. James Place), Ser. A, 7s, 11/1/26	B-/P	400,000	406,076
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	1,000,000	1,019,630
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	600,000	616,770
Tangipahoa Parish Hosp. Svcs. Rev. Bonds (North Oaks
Med. Ctr.), Ser. A, 5s, 2/1/25	A	500,000	504,975
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf
States Util. Co.), Ser. C, 7s, 11/1/15	BBB-	2,750,000	2,758,278
			5,305,729

Maine (1.1%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s,
11/15/27	Aa1	1,455,000	1,466,829
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba3	2,000,000	2,171,880
			3,638,709

Maryland (2.2%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.),
Ser. A, 5s, 1/1/27	BBB+	2,000,000	1,997,440
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/15	A3	1,000,000	1,072,140
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	703,993
(Edenwald), Ser. A, 5.2s, 1/1/24	BB/P	300,000	305,553
(King Farm Presbyterian Cmnty.), Ser. B, 4 3/4s, 1/1/13	B/P	1,000,000	989,630
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	211,380
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A, 5 7/8s, 5/1/21	BB/P	1,850,000	1,894,752
			7,174,888

Massachusetts (11.2%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	600,000	609,708
MA State Dev. Fin. Agcy. Rev. Bonds

(Lasell Village), Ser. A, 6 3/8s, 12/1/25 (Prerefunded)	BB/P	570,000	597,514
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	330,000	332,808
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	390,000	396,396
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. R-4,
XLCA, 3.46s, 10/1/42	VMIG1	5,000,000	5,000,000
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/18	A-	420,000	440,551
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	BBB-/P	1,845,000	2,196,749
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Prerefunded)	Ba2	1,185,000	1,373,711
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB+	1,200,000	1,290,984
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	2,225,000	2,376,278
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	1,997,644
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	1,500,000	1,506,015
(Partners Hlth. Care Syst.), Ser. F, 5s, 7/1/21	Aa2	1,000,000	1,037,650
MA State Hsg. Fin. Agcy. Rev. Bonds (Rental Mtge.),
Ser. A, AMBAC, 5 1/2s, 7/1/40	Aaa	15,290,000	15,514,916
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	500,000	503,035
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	1,550,000	1,561,734
			36,735,693

Michigan (5.3%)
Detroit, Swr. Disp. FRN, Ser. D, FSA, 4.191s, 7/1/32	Aaa	2,445,000	2,429,572
Detroit, Swr. Disp. VRDN, Ser. B, FSA, 3.66s, 7/1/33	VMIG1	1,265,000	1,265,000
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	275,000	283,940
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden
City), Ser. A, 5 3/4s, 9/1/17	Ba1	185,000	187,588
Kentwood, Economic Dev. Rev. Bonds (Holland Home),
Ser. A, 5s, 11/15/22	BB-/P	300,000	299,343
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 6s, 4/1/22	A2	1,500,000	1,598,130
(Midmichigan Hlth. Oblig. Group), Ser. A, 5s, 4/15/26	A1	2,665,000	2,706,148
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	755,000	746,182
(Hosp. Sparrow), 5s, 11/15/23	A1	2,270,000	2,304,504
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,500,000	1,493,310
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,000,000	1,037,790
Warren Cons. School Dist. G.O. Bonds, FSA, 5 3/8s,
5/1/18 (Prerefunded)	Aaa	2,975,000	3,153,292
			17,504,799

Minnesota (2.0%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A-	2,000,000	2,012,700
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	500,000	498,480
MN State Hsg. Fin. Agcy. Rev. Bonds (Residential
Hsg.), Ser. H, 4.15s, 1/1/12	Aa1	760,000	754,232
Northfield, Hosp. Rev. Bonds, 5 1/2s, 11/1/18	BBB-	1,140,000	1,189,237
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	400,000	407,204
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/25	Baa3	1,000,000	1,084,270
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	625,000	608,213
			6,554,336

Mississippi (1.3%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev.
Bonds (Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,500,000	1,755,765
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	1,250,000	1,252,275
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	870,000	890,993
MS Hosp. Equip. & Fac. Auth. Rev. Bonds (Hosp. South
Central), 5 1/4s, 12/1/21	BBB+	250,000	253,480
			4,152,513

Missouri (3.4%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/32	A+	1,750,000	1,825,058
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	1,500,000	1,583,670
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,450,000	1,489,875
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.74s, 6/1/22	VMIG1	1,800,000	1,800,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Home Ownership Loan)
Ser. B, GNMA Coll., FNMA Coll., 5.8s, 9/1/35	AAA	2,395,000	2,524,354
Ser. D, GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	1,240,000	1,257,596
Ser. B, GNMA Coll., FNMA Coll., 4.4s, 9/1/14	AAA	405,000	403,526
Ser. B, GNMA Coll., FNMA Coll., 4.3s, 9/1/13	AAA	395,000	393,736

			11,277,815

Montana (1.0%)
Forsyth, Poll. Control VRDN (Pacific Corp.), 3.74s,
1/1/18	A-1+	3,000,000	3,000,000
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	350,000	363,013
			3,363,013

Nebraska (--%)
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12	D/P	61,716	17,280
(Brookhaven), zero %, 9/1/12	D/P	791,466	9,893
			27,173

Nevada (3.3%)
Clark Cnty., Impt. Dist. Special Assmt.
(Dist. No. 142), 6 3/8s, 8/1/23	BB/P	990,000	1,024,749
(Summerlin No. 151), 5s, 8/1/16	BB/P	1,010,000	1,027,675
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Aaa	5,000,000	5,339,700
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB/P	430,000	443,158
(No. T-16), 5 1/8s, 3/1/25	BB/P	500,000	497,400
(No. T-17), 5s, 9/1/18	BB/P	275,000	273,603
(No. T-18), 5s, 9/1/16	BB-/P	1,425,000	1,424,943
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB/P	865,000	891,772
			10,923,000

New Hampshire (1.2%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Kendal
at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,275,000	1,292,531
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29 (Prerefunded)	BBB-/P	2,565,000	2,780,870
			4,073,401

New Jersey (3.8%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	1,250,000	1,420,500
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,900,000	1,929,564
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	521,495
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	230,000	235,840
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,500,000	2,584,850
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	400,000	402,596
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp.
Waste Mgt.), 5.3s, 6/1/15	BBB	1,750,000	1,800,313
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,264,220
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	730,056
(Atlantic City Med.), 5 3/4s, 7/1/25 (Prerefunded)	A+	555,000	601,243
			12,490,677

New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds (San Juan), Ser.
B, 4 7/8s, 4/1/33	Baa2	1,200,000	1,163,184
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	390,000	397,644
Ser. F2, Class I, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.6s, 7/1/38	AAA	500,000	528,115
			2,088,943

New York (16.3%)
Huntington, Hsg. Auth. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/39	B+/P	500,000	503,270
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,330,000	1,356,281
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A	2,000,000	2,050,260
NY City, G.O. Bonds, Ser. B, 5 1/4s, 12/1/09	AA	10,000,000	10,321,800
NY City, Indl. Dev. Agcy. Rev. Bonds
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	B2	1,465,000	1,525,006
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	1,275,000	1,339,808
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/21	Aaa	900,000	954,027
NY City, Indl. Dev. Agcy. Special Fac. FRB (American
Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B	1,250,000	1,468,513
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B	380,000	430,734
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B	4,500,000	5,141,970
(British Airways PLC), 5 1/4s, 12/1/32	BB+	2,425,000	2,371,650
(Jetblue Airways Corp.), 5s, 5/15/20	B	225,000	215,946
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	929,241
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/09	Ba2	1,000,000	1,017,030

(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	500,000	499,505
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,400,000	2,452,536
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98, cost
$2,000,000) (RES)	BB/P	2,000,000	2,069,580
Port. Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	200,000	202,464
(JFK Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	15,000,000	15,393,450
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	1,700,000	1,837,853
(Jeffersons Ferry), 5s, 11/1/15	BBB-	450,000	464,072
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	996,590
			53,541,586

North Carolina (7.2%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. D, 6 3/4s, 1/1/26	Baa2	1,500,000	1,601,400
Ser. A, 5 3/4s, 1/1/26	Baa2	3,000,000	3,112,380
NC Hsg. Fin. Agcy. Rev. Bonds (Homeownership), Ser.
26, Class A, 5 1/2s, 1/1/38	Aa2	1,000,000	1,047,270
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	2,014,220
(Deerfield), Ser. A, 5s, 11/1/23	A-/F	750,000	765,473
(Pines at Davidson), Ser. A, 5s, 1/1/16	A-/F	545,000	562,342
(Novant Hlth. Oblig. Group), Ser. A, 5s, 11/1/14	Aa3	10,000,000	10,440,400
(Pines at Davidson), Ser. A, 4.85s, 1/1/26	A-/F	1,270,000	1,280,427
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,040,000	1,050,941
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	600,000	603,870
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	151,077
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,063,830
			23,693,630

Ohio (2.5%)
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	1,400,000	1,390,382
Cuyahoga Cnty., Rev. Bonds, Ser. A
6s, 1/1/16	Aa3	1,280,000	1,398,042
6s, 1/1/15	Aa3	2,000,000	2,187,720
OH State Air Quality Dev. Auth. Rev. Bonds (Toledo
Poll. Control), Ser. A, 6.1s, 8/1/27	Baa2	3,000,000	3,089,370
			8,065,514

Oklahoma (5.6%)
OK City Arpt. Trust Rev. Bonds Jr. Lien 27th Ser.,
Ser. A, FSA, 5s, 7/1/18 (Prerefunded)	Aaa	3,150,000	3,255,777
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	1,575,000	1,646,883
OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds
(Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll.,
5.95s, 3/1/37	Aaa	3,000,000	3,189,420
OK State Cap. Impt. Auth. State Facs. VRDN (Higher
Ed.), Ser. D-1, CIFG, 3.74s, 7/1/31	VMIG1	2,900,000	2,900,000
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.),
Ser. A, MBIA
5 3/4s, 8/15/29	Aaa	4,045,000	4,216,751
5 3/4s, 8/15/29 (Prerefunded)	Aaa	2,955,000	3,097,017
			18,305,848

Oregon (1.0%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza)
6 1/2s, 12/1/29	BB-/P	1,900,000	1,971,212
Ser. A, 5 1/4s, 12/1/26	BB-/P	510,000	505,803
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Family Mtge.), Ser. K, 5 5/8s, 7/1/29	Aa2	685,000	696,344
			3,173,359

Pennsylvania (4.1%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth.
Syst.-West PA), Ser. A, 5s, 11/15/28	Ba2	1,870,000	1,748,974
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt.), 5 1/2s, 11/1/16	Baa3	1,250,000	1,314,700
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	610,000	639,719
5.3s, 1/1/14	BB/P	690,000	695,555
5.2s, 1/1/13	BB/P	1,000,000	1,001,820
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,300,000	1,332,162
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	385,000	389,335
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB-/P	500,000	501,175
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh

Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,013,510
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43 (Prerefunded)	BBB+	500,000	556,040
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	700,000	732,326
PA State Higher Edl. Fac. Auth. Rev. Bonds (Widener
U.), 5.4s, 7/15/36	BBB+	1,000,000	1,035,420
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default)
(NON)	D/P	2,715,067	5,430
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	1,390,000	1,511,764
5 7/8s, 12/1/31	A	410,000	432,320
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	560,000	570,651
			13,480,901

Puerto Rico (0.5%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
FGIC, 5 1/2s, 7/1/13	Aaa	1,035,000	1,124,476
5s, 7/1/28	BBB	590,000	602,071
			1,726,547

Rhode Island (0.9%)
RI State COP (Howard Ctr. Impt.), MBIA, 5 3/8s, 10/1/16	Aaa	3,000,000	3,037,500

South Carolina (1.9%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37 (Prerefunded)	A+	1,000,000	1,087,840
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	1,250,000	1,399,025
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	1,000,000	1,126,480
SC Tobacco Settlement Rev. Mgmt. Auth. Rev. Bonds,
Ser. B
6 3/8s, 5/15/30	BBB	1,300,000	1,453,868
6s, 5/15/22	BBB	1,195,000	1,246,206
			6,313,419

South Dakota (0.8%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,140,200
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	AAA	500,000	502,020
			2,642,220

Tennessee (2.3%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	Baa1	3,700,000	4,225,474
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	600,000	623,070
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev.
Bonds (Methodist Hlth. Care)
6 1/2s, 9/1/26 (Prerefunded)	AAA	1,255,000	1,402,726
6 1/2s, 9/1/26 (Prerefunded)	AAA	745,000	832,694
Sullivan Cnty., Hlth. Edl. & Hsg. Hosp. Fac. Board
Rev. Bonds (Wellmont Hlth. Syst.), Ser. C, 5s, 9/1/22	BBB+	450,000	448,097
			7,532,061

Texas (10.5%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	BB-/P	600,000	642,888
5 7/8s, 11/15/18	BB-/P	20,000	20,197
Brazoria Cnty., Brazos River Harbor Naval Dist. VRDN
(Dow Chemical Co.), Ser. A-3, 5 1/8s, 5/15/33	A3	370,000	366,056
Carrollton, Farmers Branch Indpt. School Dist. G.O.
Bonds, PSFG, 5s, 2/15/17 (Prerefunded)	Aaa	4,655,000	4,813,527
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan
U.), Ser. A, 6s, 10/1/12	Ba2	550,000	550,765
Harris Cnty., Rev. Bonds, Ser. B, FSA, 5s, 8/15/32	Aaa	5,500,000	5,766,310
Harris Cnty., Hlth. Fac. Rev. Bonds (Memorial Hermann
Hlth. Care), Ser. A, 6 3/8s, 6/1/29 (Prerefunded)	A+	3,000,000	3,287,340
Houston, Arpt. Syst. Rev. Bonds
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	2,550,000	2,704,324
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	2,500,000	2,545,823
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	B+	500,000	493,950
Port Corpus Christi Indl. Dev. Corp. Rev. Bonds
(Valero), Ser. C, 5.4s, 4/1/18	BBB	815,000	829,059
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	1,000,000	984,950
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,500,000	2,612,300
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	300,000	314,703

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Air Force Village), 5 1/8s, 5/15/27	BBB+/F	2,675,000	2,673,128
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	2,000,000	2,052,500
6s, 7/1/25	Baa3	800,000	821,768
6s, 7/1/19	Baa3	800,000	822,352
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. F, FHA Insd., 5 3/4s, 3/1/37	AAA	2,000,000	2,113,660
			34,415,600

Utah (0.9%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BB-	750,000	757,245
7.45s, 7/1/17	B+/P	600,000	612,828
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	1,500,000	1,545,135
			2,915,208

Vermont (0.2%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	720,000	722,520

Virginia (1.7%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24	B+/P	600,000	597,312
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 10/1/22	BBB-	600,000	595,554
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15	CCC+	500,000	498,375
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	1,000,000	1,054,710
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31	BB/P	1,250,000	1,243,038
4 7/8s, 7/1/21	BB/P	1,000,000	979,680
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	500,000	503,950
			5,472,619

Washington (1.4%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	2,000,000	2,148,800
6 1/2s, 6/1/26	BBB	1,155,000	1,236,797
WA State Hlth. Care Fac. Auth. Rev. Bonds (Group Hlth.
Coop), Radian Insd., 5s, 12/1/22	AA	1,125,000	1,151,887
			4,537,484

West Virginia (0.7%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	2,250,000	2,301,008

Wisconsin (3.6%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
6 3/8s, 6/1/32 (SEG)	BBB	4,000,000	4,330,920
7s, 6/1/28	BBB	3,000,000	3,279,780
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30 (Prerefunded)	A-	3,900,000	4,226,430
			11,837,130

Wyoming (0.6%)
Sweetwater Cnty., Poll. Control VRDN (Pacificorp.),
Ser. B, 3.74s, 1/1/14	A-1+	1,300,000	1,300,000
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC
Corp.), 5.6s, 12/1/35	Baa2	700,000	731,178
			2,031,178

Total municipal bonds and notes (cost $474,838,684)			$487,563,724

PREFERRED STOCKS (1.9%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.		2,000,000	$2,080,880
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		4,000,000	4,179,840

Total preferred stocks (cost $6,000,000)			$6,260,720

TOTAL INVESTMENTS

Total investments (cost $480,838,684) (b)			$493,824,444

FUTURES CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 5 yr (Short)	135	$14,238,281	Sep-07	$(124,687)
U.S. Treasury Note 10 yr (Short)	138	14,824,219	Sep-07	(265,213)

Total				$(389,900)

NOTES

(a) Percentages indicated are based on net assets of $328,520,197.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

(b) The aggregate identified cost on a tax basis is $480,295,425, resulting in gross unrealized appreciation and depreciation of $18,369,415 and $4,840,396, respectively, or net unrealized appreciation of $13,529,019.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2007 was $2,069,580 or 0.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2007.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at July 31, 2007 (as a percentage of net assets):

Health care	59.8%
Housing	13.7
Land	13.2
Utilities	13.1
Air Transportation	11.1

The fund had the following insurance concentration greater than 10% at July 31, 2007 (as a percentage of net assets):

AMBAC	10.4%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007